SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2023
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable’s operations are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions (distributed generation, pumped storage, renewable natural gas, carbon capture and storage, recycling, cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e. North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results of our company.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not consolidate entities it does not control or exercises significant influence, as such, these entities have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
Brookfield Renewable uses Funds From Operations to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2023:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$274	$58	$66	$73	$35	$9	$13	$110	$81	$—	$719	$(50)	$536	$1,205
Other income	4	2	4	35	5	1	1	15	9	22	98	(2)	(35)	61
Direct operating costs	(97)	(18)	(23)	(24)	(8)	(3)	(4)	(18)	(27)	(9)	(231)	26	(220)	(425)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	26	—	26
	181	42	47	84	32	7	10	107	63	13	586	—	281
Management service costs	—	—	—	—	—	—	—	—	—	(55)	(55)	—	—	(55)
Interest expense	(64)	(4)	(21)	(15)	(4)	(2)	(3)	(28)	(9)	(32)	(182)	6	(226)	(402)
Current income taxes	(3)	(2)	(5)	(1)	(1)	—	—	(2)	—	—	(14)	2	(25)	(37)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(8)	—	(8)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(30)	(30)
Funds From Operations	114	36	21	68	27	5	7	77	54	(97)	312	—	—
Depreciation											(248)	11	(221)	(458)
Foreign exchange and financial instrument gain (loss)											31	(3)	125	153
Deferred income tax expense											31	1	(14)	18
Other											(165)	(4)	247	78
Share of earnings from equity-accounted investments											—	(5)	—	(5)
Net income attributable to non-controlling interests											—	—	(137)	(137)
Net income (loss) attributable to Unitholders(2)											$(39)	$—	$—	$(39)
(1)Share of earnings from equity-accounted investments of $13 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $167 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2022:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$297	$45	$67	$85	$32	$7	$10	$112	$68	$—	$723	$(47)	$598	$1,274
Other income	—	2	—	—	7	—	1	19	3	19	51	(1)	(36)	14
Direct operating costs	(93)	(13)	(22)	(31)	(6)	(1)	(2)	(27)	(24)	(8)	(227)	18	(157)	(366)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	30	2	32
	204	34	45	54	33	6	9	104	47	11	547	—	407
Management service costs	—	—	—	—	—	—	—	—	—	(65)	(65)	—	—	(65)
Interest expense	(46)	(7)	(14)	(16)	(5)	(2)	(3)	(28)	(12)	(20)	(153)	4	(145)	(294)
Current income taxes	(3)	(3)	(5)	—	—	—	—	(2)	3	—	(10)	4	(25)	(31)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(12)	(12)	—	—	(12)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes										(7)	(7)	—	—	(7)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(8)	(2)	(10)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(235)	(235)
Funds From Operations	155	24	26	38	28	4	6	74	38	(99)	294	—	—
Depreciation											(233)	10	(166)	(389)
Foreign exchange and financial instrument gain (loss)											(12)	—	—	(12)
Deferred income tax expense											(4)	(2)	(25)	(31)
Other											(44)	(15)	52	(7)
Share of loss from equity-accounted investments											—	7	—	7
Net income attributable to non-controlling interests											—	—	139	139
Net income attributable to Unitholders(2)											$1	$—	$—	$1
(1)Share of loss from equity-accounted investments of $29 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net loss attributable to participating non-controlling interests – in operating subsidiaries of $96 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2023:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Utility-scale solar	Distributed generation, storage & other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	609	119	132	158	75	17	23	198	160	—	1,491	(129)	1,174	2,536
Other income	8	3	5	36	5	1	1	23	14	34	130	(7)	(36)	87
Direct operating costs	(206)	(35)	(42)	(49)	(16)	(5)	(5)	(45)	(55)	(18)	(476)	60	(410)	(826)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	76	—	76
	411	87	95	145	64	13	19	176	119	16	1,145	—	728
Management service costs	—	—	—	—	—	—	—	—	—	(112)	(112)	—	—	(112)
Interest expense	(135)	(9)	(39)	(33)	(8)	(3)	(6)	(55)	(21)	(60)	(369)	16	(443)	(796)
Current income taxes	(4)	(4)	(12)	(1)	(3)	—	(1)	(4)	(1)	—	(30)	5	(55)	(80)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(21)	—	(21)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(230)	(230)
Funds From Operations	272	74	44	111	53	10	12	117	97	(203)	587	—	—
Depreciation											(489)	24	(422)	(887)
Foreign exchange and financial instrument gain (loss)											69	15	211	295
Deferred income tax expense											34	4	(1)	37
Other											(272)	(34)	334	28
Share of loss from equity-accounted investments											—	(9)	—	(9)
Net loss attributable to non-controlling interests											—	—	(122)	(122)
Net loss attributable to Unitholders(2)											(71)	—	—	(71)
(1)Share of earnings from equity-accounted investments of $46 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $352 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2022:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	533	93	140	171	83	13	19	193	127	—	1,372	(96)	1,134	2,410
Other income	2	20	—	—	11	—	1	55	16	24	129	(13)	(31)	85
Direct operating costs	(190)	(26)	(42)	(57)	(15)	(3)	(4)	(54)	(48)	(16)	(455)	39	(300)	(716)
Share of revenue, other income and direct operating costs from equity-accounted investments											—	70	4	74
	345	87	98	114	79	10	16	194	95	8	1,046	—	807	—
Management service costs	—	—	—	—	—	—	—	—	—	(141)	(141)	—	—	(141)
Interest expense	(91)	(12)	(24)	(32)	(9)	(3)	(6)	(54)	(22)	(40)	(293)	10	(277)	(560)
Current income taxes	(5)	(6)	(13)	—	(1)	—	—	(2)	2	—	(25)	7	(55)	(73)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(23)	(23)	—	—	(23)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes										(14)	(14)	—	—	(14)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(17)	(4)	(21)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(471)	(471)
Funds From Operations	249	69	61	82	69	7	10	138	75	(223)	537	—	—
Depreciation											(479)	19	(330)	(790)
Foreign exchange and financial instrument gain (loss)											(36)	1	(14)	(49)
Deferred income tax expense											26	(2)	(29)	(5)
Other											(125)	(13)	84	(54)
Share of loss from equity-accounted investments											—	(5)	—	(5)
Net income attributable to non-controlling interests											—	—	289	289
Net loss attributable to Unitholders(2)											(77)	—	—	(77)
(1)Share of earnings from equity-accounted investments of $48 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests– in operating subsidiaries of $182 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at June 30, 2023
Cash and cash equivalents	$122	$30	$22	$61	$48	$34	$16	$93	$74	$18	$518	$(56)	$740	$1,202
Property, plant and equipment	15,452	1,843	2,121	3,598	670	425	299	3,006	2,387	3	29,804	(1,287)	27,745	56,262
Total assets	16,698	2,012	2,362	3,964	841	484	397	3,612	3,063	289	33,722	(793)	32,972	65,901
Total borrowings	4,150	267	608	1,259	359	121	219	2,357	928	2,661	12,929	(557)	12,043	24,415
Other liabilities	5,009	118	748	1,111	210	31	43	622	688	307	8,887	(236)	4,323	12,974
As at December 31, 2022
Cash and cash equivalents	$55	$15	$14	$48	$56	$22	$24	$139	$72	$—	$445	$(43)	$596	$998
Property, plant and equipment	15,331	1,743	1,826	3,563	650	346	294	3,046	2,337	—	29,136	(1,165)	26,312	54,283
Total assets	16,971	1,880	2,036	3,969	816	381	399	3,520	2,794	581	33,347	(587)	31,351	64,111
Total borrowings	4,206	258	526	1,356	358	83	238	2,382	928	2,556	12,891	(373)	12,332	24,850
Other liabilities	5,250	99	634	1,344	244	15	71	492	507	271	8,927	(204)	4,252	12,975
Geographical Information
The following table presents consolidated revenue split by reportable segment for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Hydroelectric
North America	$286	$371	$708	$656
Brazil	66	46	133	93
Colombia	292	274	575	579
	644	691	1,416	1,328
Wind
North America	172	175	358	339
Europe	30	47	91	124
Brazil	31	21	54	38
Asia	56	44	105	82
	289	287	608	583
Utility-scale solar	174	207	338	349
Distributed energy & sustainable solutions	98	89	174	150
Total	$1,205	$1,274	$2,536	$2,410
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography region:

(MILLIONS)	June 30, 2023	December 31, 2022
United States	$29,394	$29,056
Colombia	9,460	8,264
Canada	7,636	7,560
Brazil	5,222	4,754
Europe	3,976	3,963
Asia	2,057	1,932
Other	161	146
	$57,906	$55,675